UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 491	$ 442
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	619	719
Amortization of intangible assets	64	100
Share-based compensation	79	104
Interest, income taxes paid and finance income (expense), net	(7)	(1)
Amortization of deferred income from government grants	(14)	(15)
Deferred income taxes, net	46	41
(Gain) Loss on disposal of property, plant and equipment and other	12	(24)
Change in assets and liabilities:
Receivables, prepayments, other assets and other noncurrent assets	58	(34)
Inventories	(165)	(141)
Trade and other payables	(158)	263
Net cash provided by operating activities	1,025	1,454
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment, net	(1,195)	(1,408)
Purchase of intangible assets	(57)	(47)
Proceeds from the sale of EFK business	238	0
Advances and proceeds from sale of property, plant and equipment and intangible assets	14	24
Purchases of investment in marketable securities	(905)	(790)
Proceeds from the sale of investment in marketable securities	434	0
Other investing activities	(3)	(22)
Net cash used in investing activities	(1,474)	(2,243)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from borrowings	44	443
Repayments of debt and finance lease obligations	(161)	(212)
Proceeds from issuance of equity instruments and other	46	94
Net cash (used in) provided by financing activities	(71)	325
Effect of exchange rate changes on cash and cash equivalents	0	(1)
Net decrease in cash and cash equivalents	(520)	(465)
Cash and cash equivalents at the beginning of the period	2,352	2,939
Cash and cash equivalents at the end of the period	1,832	2,474
Noncash investing and financing activities:
Amounts payable for property, plant and equipment	377	532
Property, plant and equipment acquired through lease	54	61
Amounts payable for intangible assets	$ 57	$ 106